Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Risk Management Text Block Abstract
Schedule of undiscounted contractual cash flows
	Less than 1 year	Between 1 -2 years	Between 2 – 5 years	Over 5 years
	USD in thousands
BALANCE AS OF DECEMBER 31, 2022:
Trade and other payables	1,267	-	-	-
EIB loan	213	213	3,412	1,493
Lease liabilities	606	573	465	-
Liability for royalties*	260	281	2,025	7,537
	2,346	1,067	5,902	9,030
BALANCE AS OF DECEMBER 31, 2021:
Credit and bank loans	5	-	-	-
Trade and other payables	1,755	-	-	-
Lease liabilities	954	768	1,469	1,448
Liability for royalties*	41	343	2,763	3,068
	2,755	1,111	4,232	4,516

*	Estimated timing and amounts, based on management revenue projections (see Note 3A).

Schedule of Changes in main financial liabilities in respect of which cash flows are classified as cash flows from financing activities
	Bank loans	Related Party loan	Liability for share options	EIB loan	Liability for royalties	Lease liabilities
	USD in thousands
Balance as of January 1, 2021	21	964	1,263	-	2,204	2,873
Changes during 2021:
Cash flows received	-	-	-	-	24	-
Cash flows paid	(16)	(949)	-	-	(12)	(546)
Amounts carried to profit or loss	-	-	(1,053)	-	(13)	179
Changes in leases	-	-	-	-	-	789
Translation differences	-	(15)	3	-	75	107
Balance as of December 31, 2021	5	-	213	-	2,278	3,402
Changes during 2022:
Cash flows received	-	-	-	3,726	314	-
Cash flows paid	(5)	-	-	-	(85)	(647)
Amounts carried to profit or loss	-	-	(197)	330	175	(136)
Changes in leases	-	-	-	-	-	(862)
Translation differences	-	-	(16)	(91)	(279)	(192)
Balance as of December 31, 2022	-	-	-	3,965	2,403	1,565

Schedule of exchange rates
	2022		2021
	1 Euro =	1 USD =

Exchange rate at December 31,	NIS 3.753	NIS 3.519	3.110 NIS

Increase (decrease) during the year	6.9%	13.2%	(3.3)%